Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 99.2%
Aerospace & Defense - 2.3%
Howmet Aerospace, Inc. *	20,806	$668,497
Huntington Ingalls Industries, Inc.	4,077	839,251
Teledyne Technologies, Inc. *	2,788	1,153,256
Textron, Inc.	4,102	230,040
		2,891,044
Auto Components - 0.8%
Gentex Corp.	27,128	967,656

Automobiles - 1.2%
Ford Motor Co. *	124,487	1,524,966

Banks - 4.2%
Citizens Financial Group, Inc.	9,753	430,595
First Republic Bank	5,561	927,297
FNB Corp.	8,054	102,286
KeyCorp	19,214	383,895
Popular, Inc.	1,254	88,181
Regions Financial Corp.	25,338	523,483
Umpqua Holdings Corp.	50,893	893,172
Western Alliance Bancorp	10,504	991,998
Zions Bancorp NA	15,575	856,002
		5,196,909
Biotechnology - 0.5%
Alkermes PLC *	5,779	107,952
Biogen, Inc. *	557	155,821
Exelixis, Inc. *	1,245	28,124
Vertex Pharmaceuticals, Inc. *	1,592	342,105
		634,002
Building Products - 1.6%
Lennox International, Inc.	1,813	564,913
Masco Corp.	13,096	784,450
Owens Corning	7,340	675,941
		2,025,304
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,966	456,997
Evercore, Inc., Class A	7,862	1,035,740
Interactive Brokers Group, Inc., Class A	4,073	297,492
SEI Investments Co.	6,036	367,773
State Street Corp.	17,482	1,468,663
		3,626,665
Chemicals - 5.0%
Ashland Global Holdings, Inc.	4,829	428,670
Axalta Coating Systems Ltd. *	34,836	1,030,449
Celanese Corp.	8,500	1,273,385
CF Industries Holdings, Inc.	15,340	696,129
Huntsman Corp.	2,619	75,506
International Flavors & Fragrances, Inc.	4,230	590,550
Mosaic Co. (The)	20,964	662,672
NewMarket Corp.	1,046	397,648
Olin Corp.	4,831	183,433

	Shares/ Principal	Fair Value
Chemicals (continued)
RPM International, Inc.	2,446	$224,665
Sherwin-Williams Co. (The)	317	233,949
Westlake Chemical Corp.	4,422	392,630
		6,189,686
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. *	7,214	606,409

Communications Equipment - 0.5%
EchoStar Corp., Class A *	20,057	481,368
Lumentum Holdings, Inc. *	1,236	112,909
		594,277
Construction & Engineering - 0.5%
AECOM *	10,362	664,308

Construction Materials - 2.4%
Eagle Materials, Inc.	8,008	1,076,355
Martin Marietta Materials, Inc.	2,823	948,020
Vulcan Materials Co.	5,543	935,381
		2,959,756
Consumer Finance - 2.9%
Ally Financial, Inc.	28,375	1,282,833
Capital One Financial Corp.	2,373	301,917
Santander Consumer USA Holdings, Inc.	24,884	673,361
Synchrony Financial	33,306	1,354,222
		3,612,333
Containers & Packaging - 0.0%†
Berry Global Group, Inc. *	1,057	64,900
Diversified Consumer Services - 0.3%
frontdoor, Inc. *	5,780	310,675
H&R Block, Inc.	4,581	99,866
		410,541
Diversified Financial Services - 1.6%
Jefferies Financial Group, Inc.	32,558	979,996
Voya Financial, Inc.	16,608	1,056,933
		2,036,929
Diversified Telecommunication - 0.2%
Liberty Global PLC, Class C *	8,490	216,835

Electric Utilities - 2.2%
Alliant Energy Corp.	12,124	656,636
Entergy Corp.	8,521	847,584
Evergy, Inc.	18,362	1,093,090
Pinnacle West Capital Corp.	1,305	106,161
		2,703,471
Electrical Equipment - 1.2%
AMETEK, Inc.	9,783	1,249,582

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Electrical Equipment (continued)
GrafTech International Ltd.	17,969	$219,761
		1,469,343
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc. *	2,032	225,186
Dolby Laboratories, Inc., Class A	9,918	979,105
Jabil, Inc.	16,656	868,777
		2,073,068
Energy Equipment & Services - 1.1%
Baker Hughes Co.	19,725	426,257
Halliburton Co.	34,510	740,585
NOV, Inc. *	14,665	201,204
		1,368,046
Entertainment - 1.5%
Activision Blizzard, Inc.	7,601	706,893
Lions Gate Entertainment Corp., Class A *	8,837	132,113
Lions Gate Entertainment Corp., Class B *	29,017	374,320
Take-Two Interactive Software, Inc. *	3,276	578,869
Zynga, Inc., Class A *	7,958	81,251
		1,873,446
Equity Real Estate Investment - 11.3%
American Homes 4 Rent, Class A	10,151	338,434
Apartment Investment and Management Co., Class A	3,121	19,163
AvalonBay Communities, Inc.	4,730	872,732
Brandywine Realty Trust	39,874	514,773
Camden Property Trust	9,951	1,093,714
CubeSmart	10,262	388,212
Duke Realty Corp.	13,561	568,613
Equity LifeStyle Properties, Inc.	16,562	1,054,006
Extra Space Storage, Inc.	4,290	568,640
First Industrial Realty Trust, Inc.	23,096	1,057,566
Gaming and Leisure Properties, Inc.	3,852	163,440
Healthcare Trust of America, Inc., Class A	36,546	1,007,939
Highwoods Properties, Inc.	23,259	998,741
Invitation Homes, Inc.	38,132	1,219,843
Kilroy Realty Corp.	4,620	303,211
Lamar Advertising Co., Class A	2,836	266,357
Life Storage, Inc.	892	76,667
Paramount Group, Inc.	25,719	260,534
Prologis, Inc.	2,476	262,456
SL Green Realty Corp.	13,160	921,068
Sun Communities, Inc.	1,526	228,961
UDR, Inc.	9,164	401,933
VEREIT, Inc.	28,687	1,107,892
Weyerhaeuser Co., Class REIT	13,015	463,334
		14,158,229

	Shares/ Principal	Fair Value
Food & Staples Retailing - 0.1%
Kroger Co. (The)	4,992	$179,662

Food Products - 1.3%
Archer-Daniels-Midland Co.	10,311	587,727
Hain Celestial Group, Inc. (The) *	5,180	225,848
Ingredion, Inc.	8,875	798,040
		1,611,615
Health Care Equipment & Supplies - 2.8%
Cooper Cos., Inc. (The)	2,208	848,071
Globus Medical, Inc., Class A *	1,204	74,251
Hologic, Inc. *	7,187	534,569
Quidel Corp. *	987	126,267
STERIS PLC	2,029	386,484
Teleflex, Inc.	846	351,479
West Pharmaceutical Services, Inc.	1,911	538,481
Zimmer Biomet Holdings, Inc.	4,367	699,069
		3,558,671
Health Care Providers & Services - 2.3%
Anthem, Inc.	2,542	912,451
Centene Corp. *	725	46,335
Chemed Corp.	88	40,464
Encompass Health Corp.	4,001	327,682
HCA Healthcare, Inc.	1,305	245,784
Laboratory Corp. of America Holdings *	314	80,079
Molina Healthcare, Inc. *	583	136,282
Universal Health Services, Inc., Class B	7,855	1,047,778
		2,836,855
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. *	129	183,286
Choice Hotels International, Inc.	4,000	429,160
Darden Restaurants, Inc.	6,009	853,278
MGM Resorts International	1,953	74,195
Penn National Gaming, Inc. *	1,561	163,655
Planet Fitness, Inc., Class A *	2,184	168,823
Travel + Leisure Co.	5,508	336,869
Vail Resorts, Inc. *	2,094	610,736
Wynn Resorts Ltd. *	1,626	203,852
		3,023,854
Household Durables - 2.1%
DR Horton, Inc.	14,248	1,269,782
Lennar Corp., Class A	3,537	358,050
PulteGroup, Inc.	5,556	291,357
Toll Brothers, Inc.	12,452	706,402
		2,625,591
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp. (The)	40,334	1,081,354

Insurance - 6.3%
American Financial Group, Inc./OH	6,512	743,019

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Insurance (continued)
Aon PLC, Class A	649	$149,341
Arch Capital Group Ltd. *	31,896	1,223,850
Brighthouse Financial, Inc. *	12,570	556,223
First American Financial Corp.	14,943	846,521
Globe Life, Inc.	11,375	1,099,166
Hartford Financial Services Group, Inc. (The)	2,738	182,871
Lincoln National Corp.	1,309	81,512
Old Republic International Corp.	48,712	1,063,870
Primerica, Inc.	5,781	854,547
Reinsurance Group of America, Inc.	128	16,134
W R Berkley Corp.	14,454	1,089,109
		7,906,163
Interactive Media & Services - 1.5%
Facebook, Inc., Class A *	2,352	692,734
Pinterest, Inc., Class A *	3,719	275,318
Twitter, Inc. *	3,126	198,907
Zillow Group, Inc., Class C *	5,159	668,813
		1,835,772
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. *	1,070	215,787
Wayfair, Inc., Class A *	1,110	349,372
		565,159
IT Services - 2.6%
Alliance Data Systems Corp.	481	53,915
Amdocs Ltd.	3,058	214,519
Euronet Worldwide, Inc. *	2,597	359,165
PayPal Holdings, Inc. *	705	171,202
Sabre Corp. *	4,147	61,417
VeriSign, Inc. *	5,414	1,076,087
Western Union Co. (The)	44,163	1,089,060
WEX, Inc. *	1,132	236,837
		3,262,202
Leisure Products - 0.5%
Polaris, Inc.	4,249	567,241

Life Sciences Tools & Services - 1.7%
IQVIA Holdings, Inc. *	4,282	827,025
Mettler-Toledo International, Inc. *	826	954,600
PerkinElmer, Inc.	2,233	286,472
		2,068,097
Machinery - 3.9%
Allison Transmission Holdings, Inc.	423	17,271
Donaldson Co., Inc.	15,157	881,531
Ingersoll Rand, Inc. *	2,395	117,858
Lincoln Electric Holdings, Inc.	4,817	592,202
Middleby Corp. (The) *	508	84,201
PACCAR, Inc.	9,656	897,236
Parker-Hannifin Corp.	5,343	1,685,342
Snap-on, Inc.	2,500	576,850

	Shares/ Principal	Fair Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	191	$15,120
		4,867,611
Media - 3.0%
Discovery, Inc., Class A *	848	36,854
Fox Corp., Class A	15,473	558,730
Fox Corp., Class B	9,355	326,770
News Corp., Class A	40,637	1,033,399
Nexstar Media Group, Inc., Class A	4,754	667,604
Omnicom Group, Inc.	15,322	1,136,127
		3,759,484
Metals & Mining - 1.0%
Freeport-McMoRan, Inc. *	13,269	436,948
Reliance Steel & Aluminum Co.	5,503	838,052
		1,275,000
Mortgage Real Estate Investment - 0.2%
AGNC Investment Corp.	12,543	210,221
Starwood Property Trust, Inc.	2,792	69,074
		279,295
Multiline Retail - 0.7%
Kohl's Corp.	10,917	650,762
Nordstrom, Inc. *	7,039	266,567
		917,329
Multi-Utilities - 2.1%
CMS Energy Corp.	8,109	496,433
MDU Resources Group, Inc.	34,029	1,075,657
NiSource, Inc.	45,849	1,105,419
		2,677,509
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	11,876	212,580
Cimarex Energy Co.	4,779	283,825
Devon Energy Corp.	6,483	141,654
Diamondback Energy, Inc.	7,324	538,241
EOG Resources, Inc.	814	59,039
Hess Corp.	15,633	1,106,191
Pioneer Natural Resources Co.	5,089	808,235
Targa Resources Corp.	9,871	313,404
Williams Cos., Inc. (The)	1,947	46,125
		3,509,294
Personal Products - 0.3%
Herbalife Nutrition Ltd. *	8,606	381,762

Pharmaceuticals - 2.1%
Horizon Therapeutics PLC *	549	50,530
Jazz Pharmaceuticals PLC *	619	101,745
Johnson & Johnson	4,470	734,644
Perrigo Co. PLC	19,459	787,506
Zoetis, Inc.	5,902	929,447
		2,603,872

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Professional Services - 0.8%
CACI International, Inc., Class A *	569	$140,349
Corelogic, Inc./U.S.	4,317	342,122
ManpowerGroup, Inc.	2,873	284,140
Robert Half International, Inc.	2,854	222,812
		989,423
Road & Rail - 3.1%
AMERCO	1,765	1,081,239
Kansas City Southern	3,010	794,399
Knight-Swift Transportation Holdings, Inc.	15,005	721,590
Landstar System, Inc.	1,662	274,330
Old Dominion Freight Line, Inc.	4,167	1,001,789
		3,873,347
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	2,387	318,903
Entegris, Inc.	1,552	173,513
KLA Corp.	172	56,829
Lam Research Corp.	587	349,406
NXP Semiconductors NV	3,682	741,334
ON Semiconductor Corp. *	6,305	262,351
		1,902,336
Software - 0.3%
Crowdstrike Holdings, Inc., Class A *	113	20,624
DocuSign, Inc. *	416	84,219
Fair Isaac Corp. *	116	56,382
HubSpot, Inc. *	115	52,234
Trade Desk, Inc. (The), Class A *	317	206,576
		420,035
Specialty Retail - 1.6%
Dick's Sporting Goods, Inc.	8,934	680,324
L Brands, Inc. *	15,806	977,759
Williams-Sonoma, Inc.	1,839	329,549
		1,987,632
Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	11,249	357,156
Western Digital Corp.	15,288	1,020,474
		1,377,630
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. *	7,019	357,969
Skechers U.S.A., Inc., Class A *	15,218	634,743
Tapestry, Inc. *	17,398	716,971
		1,709,683
Tobacco - 0.2%
Philip Morris International, Inc.	2,703	239,864

Trading Companies & Distributors - 1.5%
Air Lease Corp.	14,295	700,455
United Rentals, Inc. *	1,749	575,963

	Shares/ Principal	Fair Value
Trading Companies & Distributors (continued)
Watsco, Inc.	2,322	$605,462
		1,881,880
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	9,631	306,362

Total Common Stocks (Cost - $102,279,290)		123,949,707
Short-Term Investments - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $709,163)	709,163	709,163

Total Investments - 99.8% (Cost - $102,988,453)		$124,658,870
Other Assets Less Liabilities - Net 0.2%		284,654
Total Net Assets - 100.0%		$124,943,524

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.